Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Debentures Abstract
Summary of Debt Component

The Company elected to pay the first interest payment in common shares valued at C$754 ($588) on December 31, 2020.

	2020
	$ CAD	$ USD

Proceeds on issuance of Debenture	17,910	13,334
Transaction costs paid	(768)	(572)
Portion allocated to equity - conversion option and other features	(8,683)	(6,464)
Interest expense	1,594	1,222
Value of shares issued to settle interest payable	(754)	(588)
Exchange differences	-	351
Balance at December 31, 2020	9,299	7,283